Condensed Combined Carve-out Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 941,803	$ 2,020,571		$ 356,373
Accounts receivable	130,907	55,230		28,347
Inventory	3,487,137	3,750,364		1,332,406
Prepaid expenses and vendor deposits	123,988	82,954		52,122
Other current assets	240,598	288,934
Total current assets	4,924,433	6,198,053		1,769,248
PROPERTY, PLANT, AND EQUIPMENT, NET	2,801,556	3,035,847		172,502
Intangible assets, net	4,117,585	4,780,504		697,662
Goodwill	5,747,000	5,747,000		916,000	$ 916,000
Right-of-use asset	10,055,199	10,604,935		3,423,123
Due from related party	2,879,083	2,336,365
Other assets	454,026	450,966
Other assets (See Note 15)		2,787,331		1,446,136
OTHER ASSETS
Total assets	30,978,882	33,153,670		8,424,671
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,370,160	3,489,544		377,064
Contingent consideration		774,900
Contract liabilities	144,861	198,606		18,514	16,014
Current portion of loan payable	560,322	536,542		2,604
Operating lease liability, current	2,321,018	2,228,852		323,056
Total current liabilities	6,396,361	7,228,444		721,238
LONG-TERM LIABILITIES
Loan payable, net of current portion	1,954,691	2,378,061		815
Operating lease liability, net of current	7,494,395	8,041,504		2,675,495
TOTAL LIABILITIES	15,845,447	17,648,009		3,397,548
COMMITMENTS AND CONTINGENCIES (SEE NOTE 15)
SHAREHOLDERS’/MEMBER’s (LOSS) EQUITY
Total shareholders’ equity	15,133,435	15,505,661	$ 10,257,884	5,027,123	4,781,527
Total liabilities and shareholders’ equity	$ 30,978,882	33,153,670		8,424,671
Mother Earth's Storehouse, Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents				2,556,171	2,189,674
Inventory				718,727	732,782
Rebate receivable				10,727
Note receivable, current portion				130,305	39,523
Prepaid expenses				10,838	7,427
Total current assets				3,426,768	2,969,406
PROPERTY, PLANT, AND EQUIPMENT, NET				885,417	994,180
OTHER ASSETS
Deposits				29,541	29,541
Note receivable, net of current portion					130,305
Total other assets				29,541	159,846
Total assets				4,341,726	4,123,432
CURRENT LIABILITIES
Accounts payable and accrued expenses				474,974	405,129
Accrued expenses				31,378	113,049
Deposits				700	700
Paycheck protection program (PPP) loan					669,500
Total current liabilities				507,052	1,188,378
LONG-TERM LIABILITIES
TOTAL LIABILITIES				507,052	1,188,378
SHAREHOLDERS’/MEMBER’s (LOSS) EQUITY
Capital stock				60,260	60,260
Accumulated Loss				3,774,414	2,874,794
Total shareholders’ equity				3,834,674	2,935,054
Total liabilities and shareholders’ equity				4,341,726	4,123,432
Greens Natural Foods, Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents			215,764	500,762
Accounts receivable			131,905	76,932
Inventory			1,589,447	1,821,895
Prepaid expenses			92,492	140,287
Other current assets			12,797	13,772
Total current assets			2,042,405	2,553,648
PROPERTY, PLANT, AND EQUIPMENT, NET			2,012,142	1,746,976
Right-of-use asset			6,036,104
OTHER ASSETS
Deposits			221,033	233,089
Other			14,565	14,565
Total other assets			6,271,702	247,654
Total assets			10,326,249	4,548,278
CURRENT LIABILITIES
Accounts payable and accrued expenses			1,749,399	1,614,245
Accrued expenses				29,308
Payroll liabilities			470,923	510,624
Lease Incentive			128,794	128,794
Sales tax payable				18,519
Contract liabilities				309,358	$ 215,528
Current portion of note payable				27,517
Other current liabilities			27,376	4,160
Operating lease liability, current			1,661,788
Total current liabilities			4,377,128	2,642,525
LONG-TERM LIABILITIES
Operating lease liability, net of current			4,374,315
Note payable, net of current portion				81,591
Total long-term liabilities				81,591
TOTAL LIABILITIES				2,724,116
SHAREHOLDERS’/MEMBER’s (LOSS) EQUITY
Capital stock			30,002	30,002
Additional paid in capital			5,212,491	5,212,491
Accumulated Loss			(3,136,818)	(2,922,234)
Members’ loss			(588,062)	(496,097)
Total shareholders’ equity			1,517,613	1,824,162
Total liabilities and shareholders’ equity			$ 10,326,249	4,548,278
Related Party [Member]
CURRENT ASSETS
Due from related party		$ 2,336,365